UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC.
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:      028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ron Ray
Title:            Controller
Phone:            212-355-6688

Signature, Place, and Date of Signing:
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
/s/ Ronald Ray                                   New York, New York                         August 14, 2007
---------------------------                 ------------------------------              ------------------------
      [Signature]                                   [City, State]                                 [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                   55
                                                          ------------------

Form 13F Information Table Value Total:                             $643,674
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment anagers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         -----------       -------------------------          ------------------

         None.



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                                                                Para Advisors, LLC.
                                                            Form 13F Information Table
                                                            Quarter ended June 30, 2007

                                                                                     INVESTMENT DISCRETION       VOTING AUTHORITY
                                                    Fair Market Shares or
                                                       Value    Principal
Issuer                     Title of          Cusip      (in      Amount  SH/  Put/       Shared  Shared Other
                            Class            Number  thousands)          PRN  Call  Sole Defined Other  Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
AT&T                          COM          00206R102  $20,443   492,600  SH         Sole                         492,600
------------------------------------------------------------------------------------------------------------------------------------
AK Steel Holdings Corp        COM          001547108   $9,200   246,200  SH         Sole                         246,200
------------------------------------------------------------------------------------------------------------------------------------
Alcan                         COM          013716105  $12,016   147,800  SH         Sole                         147,800
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                     COM          013817101  $36,935   911,300  SH         Sole                         911,300
------------------------------------------------------------------------------------------------------------------------------------
American Intl Group           COM          026874107  $28,161   402,124  SH         Sole                         402,124
------------------------------------------------------------------------------------------------------------------------------------
American Standard Cos Inc.    COM          029712106   $5,904   100,100  SH         Sole                         100,100
------------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Companies
Inc.                          COM          035229103  $17,985   344,800  SH         Sole                         344,800
------------------------------------------------------------------------------------------------------------------------------------
BP PLC                        Sponsored
                              ADR          055622104  $10,670   147,900  SH         Sole                         147,900
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar                   COM          149123101  $11,596   148,100  SH         Sole                         148,100
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Inc    COM          16117M107   $1,218   300,800  SH         Sole                         300,800
------------------------------------------------------------------------------------------------------------------------------------
Cheniere Energy Partners LP   COM          16411Q101   $6,825   350,000  SH         Sole                         350,000
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                 COM          17275R102  $12,343   443,200  SH         Sole                         443,200
------------------------------------------------------------------------------------------------------------------------------------
Corning Inc.                  COM          219350105  $25,164   984,900  SH         Sole                         984,900
------------------------------------------------------------------------------------------------------------------------------------
Daimlerchrysler AG            ORD          D1668R123  $15,861   172,500  SH         Sole                         172,500
------------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines Inc.          COM NEW      247361702   $8,741   443,700  SH         Sole                         443,700
------------------------------------------------------------------------------------------------------------------------------------
Dow Jones & Co. Inc.          COM          260561105   $8,468   147,400  SH         Sole                         147,400
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                     COM          268648102   $5,350   295,600  SH         Sole                         295,600
------------------------------------------------------------------------------------------------------------------------------------
Enzon Pharmaceuticals Inc.    COM          293904108   $7,850 1,000,000  SH         Sole                       1,000,000
------------------------------------------------------------------------------------------------------------------------------------
General Electric              COM          369604103  $33,931   886,400  SH         Sole                         886,400
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc       COM          38141G104  $21,372    98,600  SH         Sole                          98,600
------------------------------------------------------------------------------------------------------------------------------------
Helix Energy Solutions
Group                         COM          42330P107  $21,611   541,500  SH         Sole                         541,500
------------------------------------------------------------------------------------------------------------------------------------
Ligand Pharmaceuticals Inc    COM          53220k207   $2,759   401,000  SH         Sole                         401,000
------------------------------------------------------------------------------------------------------------------------------------
Loews                         COM          540424108   $8,809   172,800  SH         Sole                         172,800
------------------------------------------------------------------------------------------------------------------------------------
MGM Mirage                    COM          552953101  $12,174   147,600  SH         Sole                         147,600
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     INVESTMENT DISCRETION       VOTING AUTHORITY
                                                    Fair Market Shares or
                                                       Value    Principal
Issuer                     Title of          Cusip      (in      Amount  SH/  Put/       Shared  Shared Other
                            Class            Number  thousands)          PRN  Call  Sole Defined Other  Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley
Corporation                   COM          571834100  $21,114   443,300  SH         Sole                         443,300
------------------------------------------------------------------------------------------------------------------------------------
Motorala Inc.                 COM          620076109   $6,970   393,800  SH         Sole                         393,800
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy                    COM          629377508  $18,453   443,900  SH         Sole                         443,900
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corporation            COM          67066G104   $4,069    98,500  SH         Sole                          98,500
------------------------------------------------------------------------------------------------------------------------------------
NYSE Group Inc.               COM          62949W103  $18,118   246,100  SH         Sole                         246,100
------------------------------------------------------------------------------------------------------------------------------------
Nabi Biopharmaceuticals       COM          629519109   $4,600 1,000,000  SH         Sole                       1,000,000
------------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco        COM          637071101  $10,226    98,100  SH         Sole                          98,100
------------------------------------------------------------------------------------------------------------------------------------
Nexstar Broadcasting
Group Inc.                    Class A      65336K103   $2,600   197,900  SH         Sole                         197,900
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp         COM          655844108  $18,131   344,900  SH         Sole                         344,900
------------------------------------------------------------------------------------------------------------------------------------
Office Depot Inc.             COM          676220106  $15,674   517,300  SH         Sole                         517,300
------------------------------------------------------------------------------------------------------------------------------------
Pride International           COM          74153Q102  $12,939   345,400  SH         Sole                         345,400
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc.                 COM          747525103  $21,374   492,600  SH         Sole                         492,600
------------------------------------------------------------------------------------------------------------------------------------
SAIC Inc.                     COM          78390X101  $20,470 1,132,800  SH         Sole                       1,132,800
------------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                     COM          78442P106  $17,003   295,300  SH         Sole                         295,300
------------------------------------------------------------------------------------------------------------------------------------
Sears Hldgs Corp              COM          812350106  $11,662    68,800  SH         Sole                          68,800
------------------------------------------------------------------------------------------------------------------------------------
TD Ameritrade Holding
Corporation                   COM          87236Y108   $5,912   295,600  SH         Sole                         295,600
------------------------------------------------------------------------------------------------------------------------------------
Texas Industries Inc.         COM          882491103  $13,518   172,400  SH         Sole                         172,400
------------------------------------------------------------------------------------------------------------------------------------
Topps Co. Inc.                COM          890786106   $3,161   300,800  SH         Sole                         300,800
------------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum               COM          903914109  $12,257   222,000  SH         Sole                         222,000
------------------------------------------------------------------------------------------------------------------------------------
Universal American
Financial                     COM          913377107   $4,228   198,700  SH         Sole                         198,700
------------------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems
Inc.                          COM          92276H106   $7,627    98,700  SH         Sole                          98,700
------------------------------------------------------------------------------------------------------------------------------------
VeriSign Inc.                 COM          92343E102  $15,624   492,400  SH         Sole                         492,400
------------------------------------------------------------------------------------------------------------------------------------
WR Grace                      COM          38388F108   $4,827   197,100  SH         Sole                         197,100
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc.             COM          969457100  $19,472   615,800  SH         Sole                         615,800
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     INVESTMENT DISCRETION       VOTING AUTHORITY
                                                    Fair Market Shares or
                                                       Value    Principal
Issuer                     Title of          Cusip      (in      Amount  SH/  Put/       Shared  Shared Other
                            Class            Number  thousands)          PRN  Call  Sole Defined Other  Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.                    COM          013817101   $2,292     9,958  SH  CALL   Sole                           9,958
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.                COM          172967901     $757     7,970  SH  CALL   Sole                           7,970
------------------------------------------------------------------------------------------------------------------------------------
Dow Jones & Co. Inc.          COM          260561905     $380     1,000  SH  CALL   Sole                           1,000
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc.      COM          38141G904   $2,876     1,498  SH  CALL   Sole                           1,498
------------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp.          COM          651639906     $272     4,951  SH  CALL   Sole                           4,951
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp                   COM          67066G904   $1,465     3,488  SH  CALL   Sole                           3,488
------------------------------------------------------------------------------------------------------------------------------------
Motorola                      COM          620076959     $217     2,068  SH   PUT   Sole                           2,068
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                               $643,674
(in thousands)

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